COMMITMENTS AND CONTINGENCIES - Registration Rights Agreement (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Cartesian Growth Corporation III
COMMITMENTS AND CONTINGENCIES
Registration rights agreement, filing threshold period	30 days	30 days